Impairment	6 Months Ended
Jun. 30, 2018
Impairment.
Impairment

5.Impairment

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2018	2017	2017
	£m	£m	£m

Loans and advances to customers	470	200	497
Debt securities	—	(4)	(2)

Financial assets at amortised cost	470	196	495
Undrawn balances	(15)	1	(10)
Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	1	6	—

Total impairment charged to the income statement	456	203	485